Changes in Accumulated Other Comprehensive Loss - Schedule of Changes in Accumulated Other Comprehensive Loss (Details) - Gains and Losses on Cash Flow Hedges (all amounts net of tax) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance, beginning of the year	$ 0	$ 0
Other comprehensive loss before reclassifications	(2,293)	0
Amounts reclassified from accumulated other comprehensive loss	475	0
Net current-period other comprehensive loss	(1,818)	0
Balance, end of the year	$ (1,818)	$ 0